Income Taxes - Schedule of effective income tax rate reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Amount
Federal statutory income tax rate	$ (79,243)	$ (8,081)
State taxes, net of federal benefit	(1,041)	(1,155)
Change in fair value of warrants	58,236	0
Change in fair value of earn-out shares	9,891	0
Transaction Costs	3,312	0
Foreign rate differential	475	(6)
R&D credit	(152)	(79)
State rate change, net of federal effect	0	(465)
Change in valuation allowance	4,064	409
Other	2,216	69
Total income tax benefit	$ (2,242)	$ (9,308)	$ (1,297)
Percent
Federal statutory income tax rate	21.00%	21.00%
State taxes, net of federal benefit	0.30%	3.00%
Change in fair value of warrants	(15.40%)	0.00%
Change in fair value of earn-out shares	(2.60%)	0.00%
Transaction Costs	(0.90%)	0.00%
Foreign rate differential	(0.10%)	0.00%
R&D credit	0.00%	0.20%
State rate change, net of federal effect	0.00%	1.20%
Change in valuation allowance	(1.10%)	(1.10%)
Other	(0.60%)	(0.20%)
Effective tax rate (as a percent)	0.60%	24.10%